FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021
Statement1 [Line Items]
Increase decrease in interest rate	$ 536,000	$ 1,103,000	$ 691,000
Increase decrease in hedging reserve in commodity price	$ 778,000	206,000	209,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	$ 0	$ 0
market interest rates	0.20%			0.20%
Percentage of reasonably possible decrease in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
Shipping Market Price Sensitivity [Member]
Statement1 [Line Items]
Percentage of reasonably possible increase in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs recognized in profit or loss after tax liabilities	$ 0	$ 0	$ 0
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss after tax liabilities	0	0	0
Shipping Market Price Sensitivity [Member] | Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]
Statement1 [Line Items]
Increase decrease in fair value measurments due to reasonably possible increase in unobservable input entity own equity instruments	3,671,000	0	0
Increase decrease in fair value measurments due to reasonably possible decrease in unobservable input entity own equity instruments	$ 3,671,000	$ 0	$ 0